Quarterly Holdings Report
for
Fidelity ZERO® Large Cap Index Fund
July 31, 2022
LCX-NPRT3-0922
1.9891463.103
Common Stocks - 99.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.3%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	1,095,985	20,582,598
Verizon Communications, Inc.	642,908	29,695,921
		50,278,519
Entertainment - 1.3%
Activision Blizzard, Inc.	119,676	9,568,096
Electronic Arts, Inc.	43,049	5,649,320
Netflix, Inc. (a)	68,026	15,299,047
Roku, Inc. Class A (a)(b)	18,276	1,197,444
Take-Two Interactive Software, Inc. (a)	24,261	3,220,163
The Walt Disney Co. (a)	278,916	29,592,988
Warner Bros Discovery, Inc. (a)	338,203	5,073,045
		69,600,103
Interactive Media & Services - 5.0%
Alphabet, Inc.:
Class A (a)	920,963	107,126,416
Class C (a)	844,275	98,476,236
Match Group, Inc. (a)	43,826	3,212,884
Meta Platforms, Inc. Class A (a)	351,125	55,863,988
Pinterest, Inc. Class A (a)	87,638	1,707,188
Snap, Inc. Class A (a)	167,784	1,657,706
Twitter, Inc. (a)	116,830	4,861,296
Zoominfo Technologies, Inc. (a)(b)	46,134	1,748,017
		274,653,731
Media - 0.9%
Charter Communications, Inc. Class A (a)	17,735	7,663,294
Comcast Corp. Class A	684,471	25,681,352
Fox Corp.:
Class A	48,772	1,614,841
Class B	21,312	658,541
Interpublic Group of Companies, Inc.	59,988	1,791,842
Liberty Broadband Corp.:
Class A (a)	3,068	331,129
Class C (a)	20,069	2,186,116
Liberty Media Corp.:
Liberty Braves Class A (a)(b)	2,207	63,694
Liberty Braves Class C (a)	5,161	142,805
Liberty Formula One Group Series C (a)	30,510	2,067,663
Liberty Media Class A (a)	4,198	260,234
Liberty SiriusXM Series A (a)(b)	12,721	506,932
Liberty SiriusXM Series C (a)	24,026	956,715
Omnicom Group, Inc.	31,368	2,190,741
Paramount Global:
Class A	3,661	98,993
Class B	90,402	2,138,007
		48,352,899
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	90,195	12,903,297
TOTAL COMMUNICATION SERVICES		455,788,549
CONSUMER DISCRETIONARY - 11.3%
Auto Components - 0.1%
Aptiv PLC (a)	41,522	4,355,243
Automobiles - 2.4%
Ford Motor Co.	604,777	8,884,174
General Motors Co. (a)	223,327	8,097,837
Lucid Group, Inc. Class A (a)(b)	86,480	1,578,260
Tesla, Inc. (a)	128,468	114,522,799
		133,083,070
Distributors - 0.1%
Genuine Parts Co.	21,713	3,319,266
Pool Corp.	6,124	2,190,555
		5,509,821
Hotels, Restaurants & Leisure - 1.9%
Airbnb, Inc. Class A (a)	58,555	6,498,434
Booking Holdings, Inc. (a)	6,220	12,039,992
Caesars Entertainment, Inc. (a)	32,693	1,493,743
Carnival Corp. (a)(b)	123,786	1,121,501
Chipotle Mexican Grill, Inc. (a)	4,283	6,699,554
Darden Restaurants, Inc.	19,022	2,368,049
Domino's Pizza, Inc.	5,497	2,155,429
Expedia, Inc. (a)	23,116	2,451,452
Hilton Worldwide Holdings, Inc.	42,647	5,461,801
Las Vegas Sands Corp. (a)	52,382	1,974,278
Marriott International, Inc. Class A	42,103	6,686,798
McDonald's Corp.	113,217	29,817,961
MGM Resorts International	53,930	1,765,129
Royal Caribbean Cruises Ltd. (a)(b)	34,575	1,338,398
Starbucks Corp.	175,631	14,889,996
Yum! Brands, Inc.	43,678	5,352,302
		102,114,817
Household Durables - 0.2%
D.R. Horton, Inc.	49,125	3,833,224
Garmin Ltd.	23,264	2,271,032
Lennar Corp.:
Class A	39,676	3,372,460
Class B	2,323	157,685
NVR, Inc. (a)	472	2,073,543
		11,707,944
Internet & Direct Marketing Retail - 3.6%
Amazon.com, Inc. (a)	1,339,542	180,771,193
Doordash, Inc. (a)(b)	25,452	1,775,277
eBay, Inc.	85,800	4,172,454
Etsy, Inc. (a)	19,433	2,015,591
Uber Technologies, Inc. (a)	258,628	6,064,827
		194,799,342
Leisure Products - 0.0%
Hasbro, Inc.	19,989	1,573,534
Multiline Retail - 0.5%
Dollar General Corp.	35,026	8,701,509
Dollar Tree, Inc. (a)	34,459	5,698,140
Target Corp.	70,800	11,567,304
		25,966,953
Specialty Retail - 2.0%
AutoZone, Inc. (a)	3,038	6,493,391
Best Buy Co., Inc.	30,878	2,377,297
Burlington Stores, Inc. (a)	10,059	1,419,627
CarMax, Inc. (a)(b)	24,483	2,437,038
Lowe's Companies, Inc.	101,216	19,385,900
O'Reilly Automotive, Inc. (a)	10,062	7,079,523
Ross Stores, Inc.	53,821	4,373,494
The Home Depot, Inc.	158,200	47,608,708
TJX Companies, Inc.	179,809	10,997,118
Tractor Supply Co.	17,159	3,285,605
Ulta Beauty, Inc. (a)	8,014	3,116,725
		108,574,426
Textiles, Apparel & Luxury Goods - 0.5%
lululemon athletica, Inc. (a)	17,837	5,538,567
NIKE, Inc. Class B	194,236	22,321,601
VF Corp.	49,547	2,213,760
		30,073,928
TOTAL CONSUMER DISCRETIONARY		617,759,078
CONSUMER STAPLES - 6.4%
Beverages - 1.7%
Brown-Forman Corp. Class B (non-vtg.)	28,095	2,085,211
Constellation Brands, Inc. Class A (sub. vtg.)	24,918	6,137,553
Keurig Dr. Pepper, Inc.	113,049	4,379,518
Monster Beverage Corp. (a)	57,571	5,735,223
PepsiCo, Inc.	211,655	37,031,159
The Coca-Cola Co.	597,210	38,322,966
		93,691,630
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	67,852	36,728,288
Kroger Co.	100,474	4,666,013
Sysco Corp.	77,984	6,620,842
Walgreens Boots Alliance, Inc.	109,849	4,352,217
Walmart, Inc.	214,924	28,380,714
		80,748,074
Food Products - 1.0%
Archer Daniels Midland Co.	86,126	7,128,649
Conagra Brands, Inc.	73,192	2,503,898
General Mills, Inc.	92,169	6,893,320
Hormel Foods Corp.	43,216	2,132,277
Kellogg Co.	38,926	2,877,410
McCormick & Co., Inc. (non-vtg.)	38,404	3,354,589
Mondelez International, Inc.	211,829	13,565,529
The Hershey Co.	22,356	5,096,274
The J.M. Smucker Co.	16,550	2,189,896
The Kraft Heinz Co.	108,781	4,006,404
Tyson Foods, Inc. Class A	44,694	3,933,519
		53,681,765
Household Products - 1.4%
Church & Dwight Co., Inc.	37,233	3,275,387
Colgate-Palmolive Co.	128,191	10,093,759
Kimberly-Clark Corp.	51,552	6,794,038
Procter & Gamble Co.	367,259	51,015,948
The Clorox Co.	18,906	2,681,627
		73,860,759
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	35,495	9,693,685
Tobacco - 0.6%
Altria Group, Inc.	277,189	12,157,510
Philip Morris International, Inc.	237,296	23,053,306
		35,210,816
TOTAL CONSUMER STAPLES		346,886,729
ENERGY - 4.4%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	143,416	3,684,357
Halliburton Co.	138,240	4,050,432
Schlumberger Ltd.	216,293	8,009,330
		15,744,119
Oil, Gas & Consumable Fuels - 4.1%
Cheniere Energy, Inc.	36,190	5,413,300
Chevron Corp.	300,761	49,258,637
ConocoPhillips Co.	197,971	19,288,315
Coterra Energy, Inc.	123,576	3,780,190
Devon Energy Corp.	93,953	5,904,946
Diamondback Energy, Inc.	25,612	3,278,848
EOG Resources, Inc.	89,645	9,970,317
Exxon Mobil Corp.	644,854	62,505,698
Hess Corp.	42,438	4,773,002
Kinder Morgan, Inc.	298,533	5,370,609
Marathon Oil Corp.	107,924	2,676,515
Marathon Petroleum Corp.	82,795	7,588,990
Occidental Petroleum Corp.	136,282	8,960,542
ONEOK, Inc.	68,446	4,088,964
Ovintiv, Inc.	39,793	2,033,024
Phillips 66 Co.	73,647	6,554,583
Pioneer Natural Resources Co.	34,436	8,159,610
Targa Resources Corp.	34,842	2,407,931
The Williams Companies, Inc.	186,365	6,353,183
Valero Energy Corp.	62,467	6,919,470
		225,286,674
TOTAL ENERGY		241,030,793
FINANCIALS - 10.5%
Banks - 3.5%
Bank of America Corp.	1,085,367	36,696,258
Citigroup, Inc.	297,320	15,430,908
Citizens Financial Group, Inc.	75,320	2,859,900
Fifth Third Bancorp	105,195	3,589,253
First Republic Bank	27,489	4,472,735
Huntington Bancshares, Inc.	220,977	2,936,784
JPMorgan Chase & Co.	449,616	51,867,702
KeyCorp	143,273	2,621,896
M&T Bank Corp.	27,481	4,876,503
PNC Financial Services Group, Inc.	63,304	10,504,666
Regions Financial Corp.	143,484	3,038,991
Signature Bank	9,609	1,783,142
SVB Financial Group (a)	9,021	3,640,425
Truist Financial Corp.	203,788	10,285,180
U.S. Bancorp	206,932	9,767,190
Wells Fargo & Co.	580,262	25,456,094
		189,827,627
Capital Markets - 3.0%
Ameriprise Financial, Inc.	16,842	4,545,993
Bank of New York Mellon Corp.	113,793	4,945,444
BlackRock, Inc. Class A	21,800	14,588,124
Blackstone, Inc.	107,269	10,948,947
Charles Schwab Corp.	230,851	15,940,262
CME Group, Inc.	55,010	10,973,395
FactSet Research Systems, Inc.	5,778	2,482,691
Goldman Sachs Group, Inc.	52,578	17,528,979
Intercontinental Exchange, Inc.	85,455	8,715,555
KKR & Co. LP	90,759	5,033,494
MarketAxess Holdings, Inc.	5,767	1,561,588
Moody's Corp.	24,569	7,622,532
Morgan Stanley	214,215	18,058,325
MSCI, Inc.	12,422	5,979,205
NASDAQ, Inc.	17,693	3,200,664
Northern Trust Corp.	31,982	3,191,164
Raymond James Financial, Inc.	29,851	2,939,428
S&P Global, Inc.	53,134	20,027,799
State Street Corp.	56,282	3,998,273
T. Rowe Price Group, Inc.	34,825	4,299,843
		166,581,705
Consumer Finance - 0.5%
Ally Financial, Inc.	49,258	1,628,962
American Express Co.	93,378	14,382,080
Capital One Financial Corp.	60,207	6,612,535
Discover Financial Services	43,031	4,346,131
Synchrony Financial	76,472	2,560,283
		29,529,991
Diversified Financial Services - 1.6%
Apollo Global Management, Inc. (b)	57,311	3,272,458
Berkshire Hathaway, Inc. Class B (a)	276,935	83,246,661
		86,519,119
Insurance - 1.9%
AFLAC, Inc.	90,734	5,199,058
Allstate Corp.	42,096	4,923,969
American International Group, Inc.	121,262	6,277,734
Aon PLC	32,508	9,461,128
Arch Capital Group Ltd. (a)	57,731	2,563,256
Arthur J. Gallagher & Co.	32,153	5,755,065
Chubb Ltd.	64,825	12,228,588
Cincinnati Financial Corp.	22,781	2,217,503
Fidelity National Financial, Inc.	42,794	1,710,048
Hartford Financial Services Group, Inc.	50,459	3,253,092
Markel Corp. (a)	2,072	2,687,674
Marsh & McLennan Companies, Inc.	76,815	12,594,587
MetLife, Inc.	105,752	6,688,814
Principal Financial Group, Inc.	35,831	2,398,527
Progressive Corp.	89,512	10,299,251
Prudential Financial, Inc.	57,413	5,740,726
The Travelers Companies, Inc.	36,719	5,827,305
Willis Towers Watson PLC	17,101	3,538,881
		103,365,206
TOTAL FINANCIALS		575,823,648
HEALTH CARE - 14.3%
Biotechnology - 2.2%
AbbVie, Inc.	270,510	38,820,890
Alnylam Pharmaceuticals, Inc. (a)	18,560	2,636,262
Amgen, Inc.	81,779	20,237,849
Biogen, Inc. (a)	22,439	4,825,731
BioMarin Pharmaceutical, Inc. (a)	28,210	2,427,471
Exact Sciences Corp. (a)(b)	26,831	1,210,078
Gilead Sciences, Inc.	192,042	11,474,510
Horizon Therapeutics PLC (a)	35,296	2,928,509
Incyte Corp. (a)	28,718	2,230,814
Moderna, Inc. (a)	52,989	8,694,965
Regeneron Pharmaceuticals, Inc. (a)	16,539	9,620,571
Seagen, Inc. (a)	20,608	3,709,028
Vertex Pharmaceuticals, Inc. (a)	39,150	10,978,052
		119,794,730
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	268,017	29,170,970
Abiomed, Inc. (a)	6,956	2,038,178
Align Technology, Inc. (a)	11,185	3,142,649
Baxter International, Inc.	77,099	4,522,627
Becton, Dickinson & Co.	43,626	10,658,268
Boston Scientific Corp. (a)	218,821	8,982,602
DexCom, Inc. (a)	60,106	4,933,500
Edwards Lifesciences Corp. (a)	95,179	9,569,297
Embecta Corp. (a)	8,700	256,041
Hologic, Inc. (a)	38,277	2,732,212
IDEXX Laboratories, Inc. (a)	12,866	5,135,850
Insulet Corp. (a)(b)	10,575	2,620,485
Intuitive Surgical, Inc. (a)	54,960	12,650,143
Medtronic PLC	205,375	19,001,295
ResMed, Inc.	22,397	5,386,926
STERIS PLC	15,370	3,468,241
Stryker Corp.	51,523	11,064,564
Teleflex, Inc.	7,213	1,734,438
The Cooper Companies, Inc.	7,527	2,461,329
Zimmer Biomet Holdings, Inc.	32,149	3,548,928
		143,078,543
Health Care Providers & Services - 3.2%
AmerisourceBergen Corp.	23,140	3,376,820
Cardinal Health, Inc.	41,540	2,474,122
Centene Corp. (a)	89,534	8,323,976
Cigna Corp.	48,571	13,374,511
CVS Health Corp.	200,737	19,206,516
Elevance Health, Inc.	36,905	17,607,376
HCA Holdings, Inc.	34,839	7,400,500
Humana, Inc.	19,365	9,333,930
Laboratory Corp. of America Holdings	14,151	3,710,251
McKesson Corp.	22,241	7,597,081
Molina Healthcare, Inc. (a)	9,018	2,955,379
Quest Diagnostics, Inc.	17,896	2,444,057
UnitedHealth Group, Inc.	143,620	77,890,871
		175,695,390
Health Care Technology - 0.1%
Teladoc Health, Inc. (a)(b)	24,576	905,626
Veeva Systems, Inc. Class A (a)	21,415	4,787,966
		5,693,592
Life Sciences Tools & Services - 1.9%
Agilent Technologies, Inc.	45,941	6,160,688
Avantor, Inc. (a)	93,751	2,720,654
Bio-Techne Corp.	5,989	2,307,442
Charles River Laboratories International, Inc. (a)	7,747	1,940,933
Danaher Corp.	99,050	28,870,104
Illumina, Inc. (a)	24,059	5,213,104
IQVIA Holdings, Inc. (a)	28,974	6,961,583
Mettler-Toledo International, Inc. (a)	3,475	4,690,312
PerkinElmer, Inc.	19,255	2,949,288
Thermo Fisher Scientific, Inc.	59,921	35,857,326
Waters Corp. (a)	9,246	3,365,821
West Pharmaceutical Services, Inc.	11,361	3,903,185
		104,940,440
Pharmaceuticals - 4.3%
Bristol-Myers Squibb Co.	325,883	24,043,648
Catalent, Inc. (a)	27,521	3,112,625
Elanco Animal Health, Inc. (a)	72,299	1,464,778
Eli Lilly & Co.	120,725	39,801,825
Johnson & Johnson	402,816	70,299,448
Merck & Co., Inc.	387,100	34,583,514
Pfizer, Inc.	858,950	43,385,565
Viatris, Inc.	185,102	1,793,638
Zoetis, Inc. Class A	72,059	13,154,370
		231,639,411
TOTAL HEALTH CARE		780,842,106
INDUSTRIALS - 7.5%
Aerospace & Defense - 1.6%
General Dynamics Corp.	35,291	7,999,411
HEICO Corp. (b)	6,435	1,014,864
HEICO Corp. Class A	11,520	1,470,874
L3Harris Technologies, Inc.	29,531	7,086,554
Lockheed Martin Corp.	36,256	15,003,095
Northrop Grumman Corp.	22,368	10,712,035
Raytheon Technologies Corp.	227,691	21,223,078
Textron, Inc.	32,788	2,152,204
The Boeing Co. (a)	85,155	13,566,043
TransDigm Group, Inc. (a)	7,943	4,943,247
		85,171,405
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	19,408	2,148,466
Expeditors International of Washington, Inc.	25,777	2,738,806
FedEx Corp.	36,505	8,508,950
United Parcel Service, Inc. Class B	112,424	21,910,313
		35,306,535
Airlines - 0.2%
Delta Air Lines, Inc. (a)	98,377	3,128,389
Southwest Airlines Co. (a)	90,912	3,465,565
United Airlines Holdings, Inc. (a)	49,828	1,831,179
		8,425,133
Building Products - 0.3%
Carrier Global Corp.	129,893	5,264,563
Johnson Controls International PLC	106,498	5,741,307
Masco Corp.	35,979	1,992,517
Trane Technologies PLC	35,813	5,264,153
		18,262,540
Commercial Services & Supplies - 0.4%
Cintas Corp.	13,313	5,664,548
Copart, Inc. (a)	32,756	4,196,044
Republic Services, Inc.	31,979	4,434,208
Waste Management, Inc.	58,448	9,618,203
		23,913,003
Construction & Engineering - 0.1%
Quanta Services, Inc.	22,066	3,061,216
Electrical Equipment - 0.6%
AMETEK, Inc.	35,430	4,375,605
Eaton Corp. PLC	61,073	9,062,622
Emerson Electric Co.	90,904	8,187,723
Generac Holdings, Inc. (a)	9,734	2,611,632
Plug Power, Inc. (a)(b)	79,339	1,693,094
Rockwell Automation, Inc.	17,822	4,549,600
		30,480,276
Industrial Conglomerates - 0.8%
3M Co.	87,118	12,478,782
General Electric Co.	168,516	12,455,018
Honeywell International, Inc.	104,206	20,055,487
		44,989,287
Machinery - 1.5%
Caterpillar, Inc.	81,646	16,186,320
Cummins, Inc.	21,614	4,783,394
Deere & Co.	42,737	14,666,484
Dover Corp.	22,142	2,959,943
Fortive Corp.	54,739	3,527,929
IDEX Corp.	11,583	2,417,951
Illinois Tool Works, Inc.	43,366	9,009,720
Ingersoll Rand, Inc.	61,934	3,084,313
Otis Worldwide Corp.	64,718	5,059,006
PACCAR, Inc.	53,259	4,874,264
Parker Hannifin Corp.	19,651	5,680,908
Stanley Black & Decker, Inc.	23,197	2,257,764
Westinghouse Air Brake Tech Co.	27,853	2,603,420
Xylem, Inc.	27,665	2,546,010
		79,657,426
Professional Services - 0.4%
CoStar Group, Inc. (a)	60,742	4,409,262
Equifax, Inc.	18,751	3,917,271
Jacobs Engineering Group, Inc.	19,641	2,696,709
Leidos Holdings, Inc.	20,837	2,229,559
TransUnion Holding Co., Inc.	29,562	2,342,197
Verisk Analytics, Inc.	24,188	4,601,767
		20,196,765
Road & Rail - 0.8%
CSX Corp.	332,842	10,760,782
Norfolk Southern Corp.	36,484	9,163,686
Old Dominion Freight Lines, Inc.	14,074	4,271,600
Union Pacific Corp.	96,130	21,850,349
		46,046,417
Trading Companies & Distributors - 0.2%
Fastenal Co.	88,192	4,529,541
United Rentals, Inc. (a)	10,994	3,547,434
W.W. Grainger, Inc.	6,588	3,580,776
		11,657,751
TOTAL INDUSTRIALS		407,167,754
INFORMATION TECHNOLOGY - 28.7%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	34,508	4,024,668
Cisco Systems, Inc.	635,958	28,853,414
F5, Inc. (a)	9,213	1,541,888
Motorola Solutions, Inc.	25,605	6,109,097
		40,529,067
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	91,333	7,044,514
CDW Corp.	20,633	3,745,508
Corning, Inc.	116,499	4,282,503
Keysight Technologies, Inc. (a)	27,878	4,532,963
TE Connectivity Ltd.	49,305	6,593,558
Teledyne Technologies, Inc. (a)	7,192	2,814,949
Trimble, Inc. (a)	38,186	2,651,254
Zebra Technologies Corp. Class A (a)	8,068	2,885,843
		34,551,092
IT Services - 4.7%
Accenture PLC Class A	96,958	29,694,357
Akamai Technologies, Inc. (a)	24,444	2,352,002
Automatic Data Processing, Inc.	63,938	15,416,731
Block, Inc. Class A (a)	77,057	5,860,955
Broadridge Financial Solutions, Inc.	18,003	2,890,382
Cloudflare, Inc. (a)	42,894	2,158,426
Cognizant Technology Solutions Corp. Class A	79,778	5,421,713
EPAM Systems, Inc. (a)	8,779	3,066,066
Fidelity National Information Services, Inc.	93,512	9,553,186
Fiserv, Inc. (a)	89,059	9,411,755
FleetCor Technologies, Inc. (a)	11,885	2,615,770
Gartner, Inc. (a)	12,360	3,281,333
Global Payments, Inc.	43,114	5,273,704
GoDaddy, Inc. (a)	24,665	1,829,650
IBM Corp.	137,684	18,007,690
Jack Henry & Associates, Inc.	11,132	2,312,896
MasterCard, Inc. Class A	131,465	46,511,002
MongoDB, Inc. Class A (a)	10,369	3,240,001
Okta, Inc. (a)	22,989	2,263,267
Paychex, Inc.	49,162	6,306,501
PayPal Holdings, Inc. (a)	177,310	15,342,634
Snowflake, Inc. (a)	37,093	5,560,612
SS&C Technologies Holdings, Inc.	33,829	2,001,662
Twilio, Inc. Class A (a)	26,209	2,222,523
VeriSign, Inc. (a)	14,642	2,769,681
Visa, Inc. Class A	251,935	53,437,933
		258,802,432
Semiconductors & Semiconductor Equipment - 5.6%
Advanced Micro Devices, Inc. (a)	248,088	23,436,873
Analog Devices, Inc.	80,092	13,772,620
Applied Materials, Inc.	135,248	14,333,583
Broadcom, Inc.	62,497	33,465,894
Enphase Energy, Inc. (a)	20,683	5,877,695
Entegris, Inc.	20,738	2,279,106
Intel Corp.	625,985	22,729,515
KLA Corp.	22,842	8,760,821
Lam Research Corp.	21,237	10,629,331
Marvell Technology, Inc.	130,261	7,252,932
Microchip Technology, Inc.	85,105	5,860,330
Micron Technology, Inc.	170,975	10,576,514
Monolithic Power Systems, Inc.	6,731	3,128,030
NVIDIA Corp.	383,340	69,626,044
NXP Semiconductors NV	40,184	7,389,034
onsemi (a)	66,592	4,447,014
Qorvo, Inc. (a)	16,540	1,721,318
Qualcomm, Inc.	171,459	24,871,843
Skyworks Solutions, Inc.	24,722	2,691,731
SolarEdge Technologies, Inc. (a)	8,446	3,041,658
Teradyne, Inc.	24,622	2,484,114
Texas Instruments, Inc.	141,146	25,249,608
Wolfspeed, Inc. (a)(b)	18,911	1,575,286
		305,200,894
Software - 9.7%
Adobe, Inc. (a)	72,341	29,668,491
ANSYS, Inc. (a)	13,341	3,722,006
Autodesk, Inc. (a)	33,315	7,206,701
Bill.Com Holdings, Inc. (a)	14,151	1,911,517
Cadence Design Systems, Inc. (a)	42,217	7,855,739
Citrix Systems, Inc.	19,021	1,928,920
Crowdstrike Holdings, Inc. (a)	32,672	5,998,579
Datadog, Inc. Class A (a)	39,473	4,026,641
DocuSign, Inc. (a)(b)	30,484	1,950,366
Fair Isaac Corp. (a)	3,954	1,826,867
Fortinet, Inc. (a)	101,989	6,083,644
HubSpot, Inc. (a)	6,920	2,131,360
Intuit, Inc.	43,302	19,753,073
Microsoft Corp.	1,144,951	321,433,544
NortonLifeLock, Inc.	88,964	2,182,287
Oracle Corp.	240,994	18,758,973
Palantir Technologies, Inc. (a)(b)	251,336	2,601,328
Palo Alto Networks, Inc. (a)	15,078	7,525,430
Paycom Software, Inc. (a)	7,352	2,429,762
Roper Technologies, Inc.	16,215	7,080,604
Salesforce.com, Inc. (a)	152,108	27,990,914
ServiceNow, Inc. (a)	30,692	13,708,889
Splunk, Inc. (a)	24,730	2,569,694
Synopsys, Inc. (a)	23,438	8,613,465
The Trade Desk, Inc. (a)	67,820	3,051,900
Tyler Technologies, Inc. (a)	6,323	2,522,877
Unity Software, Inc. (a)(b)	25,280	945,219
VMware, Inc. Class A	30,994	3,601,503
Workday, Inc. Class A (a)	30,429	4,719,538
Zendesk, Inc. (a)	18,687	1,409,374
Zoom Video Communications, Inc. Class A (a)	34,841	3,618,586
Zscaler, Inc. (a)	12,263	1,901,501
		530,729,292
Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	2,353,893	382,531,148
Dell Technologies, Inc.	41,830	1,884,860
Hewlett Packard Enterprise Co.	199,693	2,843,628
HP, Inc.	161,288	5,385,406
NetApp, Inc.	33,942	2,421,083
Seagate Technology Holdings PLC	30,141	2,410,677
Western Digital Corp. (a)	47,801	2,347,029
		399,823,831
TOTAL INFORMATION TECHNOLOGY		1,569,636,608
MATERIALS - 2.4%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	33,945	8,426,167
Albemarle Corp.	17,951	4,385,609
Celanese Corp. Class A	16,553	1,945,143
CF Industries Holdings, Inc.	32,046	3,060,073
Corteva, Inc.	110,724	6,372,166
Dow, Inc.	111,453	5,930,414
DuPont de Nemours, Inc.	77,907	4,770,246
Eastman Chemical Co.	19,653	1,885,312
Ecolab, Inc.	38,050	6,284,719
FMC Corp.	19,187	2,131,676
International Flavors & Fragrances, Inc.	39,031	4,841,796
Linde PLC	77,034	23,264,268
LyondellBasell Industries NV Class A	39,697	3,537,797
PPG Industries, Inc.	36,166	4,675,902
Sherwin-Williams Co.	36,638	8,864,198
The Mosaic Co.	55,621	2,929,002
		93,304,488
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	9,573	3,370,462
Vulcan Materials Co.	20,396	3,372,071
		6,742,533
Containers & Packaging - 0.3%
Amcor PLC	230,791	2,988,743
Avery Dennison Corp.	12,461	2,373,322
Ball Corp.	49,052	3,601,398
International Paper Co.	56,521	2,417,403
Packaging Corp. of America	14,290	2,009,317
		13,390,183
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	221,844	6,999,178
Newmont Corp.	121,447	5,499,120
Nucor Corp.	40,745	5,533,171
		18,031,469
TOTAL MATERIALS		131,468,673
REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexandria Real Estate Equities, Inc.	22,785	3,777,297
American Tower Corp.	71,125	19,262,784
AvalonBay Communities, Inc.	21,426	4,583,878
Boston Properties, Inc.	21,754	1,983,095
Crown Castle International Corp.	66,268	11,971,977
Digital Realty Trust, Inc.	43,576	5,771,641
Duke Realty Corp.	58,969	3,689,101
Equinix, Inc.	13,929	9,802,394
Equity Residential (SBI)	52,463	4,112,575
Essex Property Trust, Inc.	10,038	2,876,188
Extra Space Storage, Inc.	20,594	3,902,975
Healthpeak Properties, Inc.	82,280	2,273,396
Host Hotels & Resorts, Inc.	109,981	1,958,762
Invitation Homes, Inc.	93,630	3,654,379
Mid-America Apartment Communities, Inc.	17,719	3,290,950
Prologis (REIT), Inc.	113,300	15,019,048
Public Storage	23,354	7,622,979
Realty Income Corp.	92,028	6,809,152
SBA Communications Corp. Class A	16,508	5,543,221
Simon Property Group, Inc.	50,268	5,461,116
Sun Communities, Inc.	18,672	3,061,461
UDR, Inc.	45,667	2,210,283
Ventas, Inc.	61,344	3,299,080
VICI Properties, Inc.	147,458	5,041,589
Welltower, Inc.	69,477	5,998,644
Weyerhaeuser Co.	114,143	4,145,674
WP Carey, Inc.	29,415	2,626,760
		149,750,399
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	50,093	4,288,963
TOTAL REAL ESTATE		154,039,362
UTILITIES - 2.9%
Electric Utilities - 1.9%
Alliant Energy Corp.	38,278	2,332,279
American Electric Power Co., Inc.	78,538	7,740,705
Constellation Energy Corp.	50,191	3,317,625
Duke Energy Corp.	117,799	12,949,644
Edison International	58,455	3,961,495
Entergy Corp.	31,196	3,591,595
Evergy, Inc.	35,040	2,391,830
Eversource Energy	52,833	4,660,927
Exelon Corp.	149,942	6,970,804
FirstEnergy Corp.	87,588	3,599,867
NextEra Energy, Inc.	300,725	25,408,255
PG&E Corp. (a)	230,343	2,501,525
PPL Corp.	112,949	3,284,557
Southern Co.	162,556	12,498,931
Xcel Energy, Inc.	83,349	6,099,480
		101,309,519
Gas Utilities - 0.0%
Atmos Energy Corp.	21,195	2,572,861
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	101,851	2,263,129
Multi-Utilities - 0.9%
Ameren Corp.	39,609	3,688,390
CenterPoint Energy, Inc.	96,671	3,063,504
CMS Energy Corp.	44,555	3,062,265
Consolidated Edison, Inc.	54,251	5,385,497
Dominion Energy, Inc.	123,984	10,164,208
DTE Energy Co.	29,709	3,871,083
Public Service Enterprise Group, Inc.	76,475	5,022,113
Sempra Energy	48,063	7,968,845
WEC Energy Group, Inc.	48,311	5,015,165
		47,241,070
Water Utilities - 0.1%
American Water Works Co., Inc.	27,854	4,329,626
TOTAL UTILITIES		157,716,205
TOTAL COMMON STOCKS (Cost $4,720,695,808)		5,438,159,505

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (d) (Cost $795,196)	800,000	788,994

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (e)	18,188,091	18,191,729
Fidelity Securities Lending Cash Central Fund 2.01% (e)(f)	25,247,593	25,250,118
TOTAL MONEY MARKET FUNDS (Cost $43,441,846)		43,441,847

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $4,764,932,850)	5,482,390,346
NET OTHER ASSETS (LIABILITIES) - (0.3)% (g)	(16,477,240)
NET ASSETS - 100.0%	5,465,913,106

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	134	Sep 2022	27,694,450	1,625,496	1,625,496

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $788,994.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $479,009 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	28,909,280	758,906,681	769,624,232	64,043	22	(22)	18,191,729	0.0%
Fidelity Securities Lending Cash Central Fund 2.01%	18,515,269	350,742,037	344,007,188	49,434	-	-	25,250,118	0.1%
Total	47,424,549	1,109,648,718	1,113,631,420	113,477	22	(22)	43,441,847

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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